Condensed Consolidated Statement of Changes in Equity - USD ($)		Total	Equity attributable to shareholders of TORM plc	Common shares	Share premium	Treasury shares	Hedging reserves	Translation reserves	Other reserves	Retained profit	Non-controlling interest
Equity at beginning of period at Dec. 31, 2023		$ 1,666,100,000	$ 1,664,100,000	$ 900,000	$ 260,000,000.0	$ (4,200,000)	$ 25,600,000	$ (400,000)		$ 1,382,200,000	$ 2,000,000.0
Comprehensive income/loss for the period:
Net profit/(loss) for the period		403,400,000	404,300,000							404,300,000	(900,000)
Other comprehensive income for the period		(1,200,000)	(1,100,000)				(900,000)	(200,000)			(100,000)
Tax on other comprehensive income		100,000	100,000				100,000
Total comprehensive income for the period		402,300,000	403,300,000	0	0	0	(800,000)	(200,000)	0	404,300,000	(1,000,000.0)
Capital increase	[1]	227,800,000	227,800,000	100,000	227,700,000
Transaction costs of capital increase		(600,000)	(600,000)		(600,000)
Capital reduction	[2]	0	0		(320,000,000)				320,000,000.0
Share-based compensation		15,800,000	15,800,000							15,800,000
Dividend paid		(267,700,000)	(267,700,000)							(267,700,000)
Total changes in equity for the period		377,600,000	378,600,000	100,000	(92,900,000)	0	(800,000)	(200,000)	320,000,000.0	152,400,000	(1,000,000.0)
Equity at end of period at Jun. 30, 2024		2,043,700,000	2,042,700,000	1,000,000.0	167,100,000	(4,200,000)	24,800,000	(600,000)	320,000,000.0	1,534,600,000	1,000,000.0
Equity at beginning of period at Dec. 31, 2023		1,666,100,000	1,664,100,000	900,000	260,000,000.0	(4,200,000)	25,600,000	(400,000)		1,382,200,000	2,000,000.0
Comprehensive income/loss for the period:
Net profit/(loss) for the period		611,500,000
Total comprehensive income for the period		600,800,000
Capital increase		331,700,000
Equity at end of period at Dec. 31, 2024		2,074,800,000	2,074,000,000	1,000,000.0	271,000,000.0	(4,200,000)	15,500,000	(800,000)	320,000,000.0	1,471,500,000	800,000
Comprehensive income/loss for the period:
Net profit/(loss) for the period		121,600,000	120,900,000							120,900,000	700,000
Other comprehensive income for the period		(4,500,000)	(4,700,000)				(5,400,000)	700,000			200,000
Tax on other comprehensive income		2,700,000	2,700,000				2,700,000
Total comprehensive income for the period		119,800,000	118,900,000	0	0	0	(2,700,000)	700,000	0	120,900,000	900,000
Capital increase		200,000	200,000		200,000
Transaction costs of capital increase		(100,000)	(100,000)		(100,000)
Capital reduction	[3]	0	0		(180,000,000.0)				180,000,000.0
Treasury share cancellation	[4]	4,933.71	0			4,200,000			(4,200,000)
Share-based compensation		14,000,000.0	14,000,000.0							14,000,000.0
Dividend paid		(97,700,000)	(97,700,000)						(97,700,000)
Total changes in equity for the period		36,200,000	35,300,000	0	(179,900,000)	4,200,000	(2,700,000)	700,000	78,100,000	134,900,000	900,000
Transactions with non-controlling interests		(3,700,000)	(2,000,000.0)							(2,000,000.0)	(1,700,000)
Equity at end of period at Jun. 30, 2025		$ 2,107,300,000	$ 2,107,300,000	$ 1,000,000.0	$ 91,100,000	$ 0	$ 12,800,000	$ (100,000)	$ 398,100,000	$ 1,604,400,000	$ 0

[1]	¹⁾ During the period, the share capital was increased by USD 227.8m in total including a USD 217.2m non-cash share issue in relation to purchase of 11 vessels.
[2]	The Share premium reserve was reduced by USD 320.0m, as decided at the Annual General Meeting on 11 April 2024 and subsequent court approval, in order to create further distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) share buy-backs should circumstances dictate it desirable.

[3]	The Share premium reserve was reduced by USD 180.0m, as decided at the Annual General Meeting on 16 April 2025 and subsequent court approval, in order to create further distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) share buy-backs should circumstances dictate it desirable.

[4]	TORM cancelled 493,371 shares that were purchased in share buybacks on Nasdaq Copenhagen A/S in 2016 and 2020. Consequently, the share capital was reduced with a nominal value of, in aggregate, USD 4,933.71